Condensed Financial Information of New Borun	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of New Borun
Condensed Financial Information of New Borun

20.                     Condensed Financial Information of New Borun

The condensed financial statements of New Borun (the “Registrant”) have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Registrant’s subsidiaries registered in the PRC are restricted in their ability to transfer certain of their net assets to the Registrant in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,069,700,875 and RMB1,121,746,176 ($183,986,317)  as of December 31, 2012 and 2013, respectively.

The condensed financial information of the Registrant represents as follows:

CONDENSED BALANCE SHEETS

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	5,494	128	21
Amounts due from subsidiaries	244,532,160	244,532,160	40,107,622
Total current assets	244,537,654	244,532,288	40,107,643
Investments in subsidiaries	1,273,050,179	1,351,862,978	221,729,564
Total assets	1,517,587,833	1,596,395,266	261,837,207

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,808	4,664	764
Total current liabilities and total liabilities	4,808	4,664	764

Total shareholders’ equity	1,517,583,025	1,596,390,602	261,836,443
Total liabilities and shareholders’ equity	1,517,587,833	1,596,395,266	261,837,207

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2011	2012	2013	2013
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	(2,584,881)	—	(5,188)	(851)
Loss from operations	(2,584,881)	—	(5,188)	(851)
Other income:
Interest income	164	—	—	—
Equity in earnings of subsidiaries	315,579,191	188,151,454	79,533,497	13,044,908
Income before income tax expense	312,994,474	188,151,454	79,528,309	13,044,057
Income tax expense	—	—	—	—
Net income	312,994,474	188,151,454	79,528,309	13,044,057

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2011	2012	2013	2013
	(RMB)	(RMB)	(RMB)	($)
Net cash used in operating activities	(2,592,878)	(18)	(5,332)	(875)
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Net increase (decrease) in cash	(2,592,878)	(18)	(5,332)	(875)
Cash—beginning of year	2,730,413	5,494	5,494	901
Effect of exchange rate changes on cash and cash equivalents	(132,041)	18	(34)	(5)
Cash—end of year	5,494	5,494	128	21

NOTES TO CONDENSED FINANCIAL STATEMENTS

Basis of Presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Registrant has used equity method to account for its investments in subsidiaries.

Investments in subsidiaries

The Registrant records its investments in its subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investment—Equity Method and Joint Ventures”. The Registrant’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries less impairment loss, if any, since inception, and are presented on the Registrant’s balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ income or loss as “Equity in earnings (loss) of subsidiaries”, on the Registrant’s statements of income and comprehensive income.

The Company’s subsidiaries did not incur any dividend to the Registrant for the years ended December 31, 2011, 2012 and 2013.